RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

NOTE 20 — RELATED-PARTY TRANSACTIONS

a) Intercompany loans

	Maturity	2020	2019
Assets
Joint venture
Gerdau Corsa SAPI de C.V.	January 1, 2021	117,092	73,607
Others
Fundação Gerdau	December 31, 2022	17,262	21,838
		134,354	95,445
Liabilities
Joint venture
Bradley Steel Processors Inc.	August 1, 2021	(22,855)	-
		(22,855)	-

	2020	2019	2018
Net financial income	8,277	4,767	545

b) Operations with related parties

During the years ended December 31, 2020, 2019 and 2018, the Company, through its subsidiaries, entered into commercial operations with some of its associate companies and joint ventures including sales of R$ 887,945 as of December 31, 2020 (R$ 1,572,618 and R$ 1,382,584 as of December 31, 2019 and 2018, respectively) and purchases in the amount of R$ 208,948 as of December 31, 2020 (R$ 198,636 and R$ 129,513 as of December 31, 2019 and 2018, respectively). The net amount totals R$ 678,997 as of December 31, 2020 (R$ 1,373,982 and R$ 1,253,071 as of December 31, 2019 and 2018, respectively).

The Company and its subsidiaries carried out transactions with controlling shareholders referring to the sale of property in the amount of R$ 21,204 with receipt in six annual installments of R$ 3,534, adjusted by the positive variation of the IPCA. The first installment was already received in the year of 2020, with the accounts receivable of R$ 17,670 remaining as of December 31, 2020, which is fully guaranteed by means of personal guarantee. The decision about the buyer was made through a competitive market process that considered several potential buyers to whom the asset was presented, under the coordination of an independent specialized company. The sale price was determined based on independent valuations and carried out by professionals specialized in valuing tangible assets. As a conclusion of this process, the best proposal was recommended under the terms of the independent appraisal and, as it is a related party, it was approved by the Board of Directors, observing the terms of the Company's Related Party Transactions Policy. Additionally, the Company recorded income of R$ 524 (R$ 554 and R$ 445 as of December 31, 2019 and 2018, respectively), derived from rental agreement.

During the years ended December 31, 2019 and 2018, the Company and its subsidiaries made transactions with controlling shareholders, directly or indirectly, mainly of guarantees provided by the controlling shareholders in guarantees of debentures, on which the Company payed a fee of 0.95 % p.a. on the amount guaranteed. The effect of these transactions was an expense of R$ 68 and R$ 194 as of December 31, 2019 and 2018, respectively.

Guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2020	2019	2018
Gerdau Corsa S.A.P.I. de C.V.	Joint-venture	Financing Agreements	1,750,249	Oct/22 - Oct/24	2,242,865	1,784,868	1,933,929
Gerdau Summit Aços Fundidos e Forjados S.A.	Joint-venture	Financing Agreements	130,164	Aug/25	30,125	37,285	41,571
Gerdau Metaldom S.A. e Gerdau Corsa S.A.P.I. de C.V	Joint-venture	Financing Agreements	274,560	Feb/20	-	241,842	198,619

c) Price and interest

Loan agreements between Brazilian companies carry interest based on the CDI (Interbank Deposit Certificate) and Libor rate plus exchange variance, when applicable. Sales of products and purchases of inputs are made under terms and conditions agreed between the parties.

d) Key Management compensation

The expense recognized related to key management salaries, variable compensation and benefits was R$ 41,165 during 2020 (R$ 32,359 in 2019). In 2020, contributions to management’s defined contribution pension plans totaled R$ 1,416 (R$ 1,687 in 2019).

The expense of long-term incentive plans recognized in income and attributable to key management (members of Board of Directors and executive officers) totaled R$ 39,766 during 2020 (R$ 26,631 in 2019).

At the end of the year, quantity of Restricted and Performance Shares with the key management were:

	2020	2019
Available at beginning of the year	6,717,872	6,375,547
Granted	733,218	1,083,116
Exercised	(937,325)	(627,076)
Cancelled	(64,112)	(38,553)
Others	6,595	(75,163)
Available at the end of the year	6,456,248	6,717,872

Additional information on the long-term incentive plan are presented in Note 27.

e) Other information from related parties

Contributions to the assistance entities Fundação Gerdau, Instituto Gerdau and Fundação Ouro Branco, classified as related parties, amounted R$ 104,322 during 2020 (R$ 96,191 in 2019). The defined benefit pension plans and the post-employment health care benefit plan are related parties of the Company and the details of the balances and contributions are presented in note 21.